Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets
Accounts receivable	$ 3,549	$ 13,333
Interest receivable - deposits	26	281
IT projects under development	521	357
Other	4,761	3,003
Other assets	$ 8,857	$ 16,974